Summary of Significant Accounting Policies - Property and equipment, net (Details)	12 Months Ended
Dec. 31, 2021
Leasehold improvements
Property and equipment, net
Useful life	3 years
Furniture, office and electric equipment | Minimum
Property and equipment, net
Useful life	3 years
Furniture, office and electric equipment | Maximum
Property and equipment, net
Useful life	5 years
Machinery and equipment
Property and equipment, net
Useful life	10 years
Vehicles | Minimum
Property and equipment, net
Useful life	5 years
Vehicles | Maximum
Property and equipment, net
Useful life	10 years
Buildings
Property and equipment, net
Useful life	20 years